CONTINGENCIES (Details) zł in Millions, R$ in Millions, $ in Millions	1 Months Ended											6 Months Ended
	Apr. 30, 2025 USD ($) charge	Oct. 31, 2024 USD ($)	Jul. 31, 2024	Jan. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Feb. 28, 2019 USD ($)	Jan. 31, 2019	Nov. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	May 31, 2014 USD ($)	Jun. 30, 2025 USD ($) employee	Jul. 31, 2025 USD ($)	Oct. 31, 2024 PLN (zł)	Nov. 30, 2023 USD ($)	Jan. 31, 2023 BRL (R$)	Sep. 30, 2022 BRL (R$)
ArcelorMittal Comercializadora de Energia
Disclosure of contingent liabilities [line items]
Damages sought										$ 57	$ 39
Loss contingency, reduction in damages sought						$ 7		$ 12
ArcelorMittal Comercializadora de Energia | Minimum
Disclosure of contingent liabilities [line items]
Percentage tax value, penalties		100.00%												100.00%
ArcelorMittal Brasil S.A.
Disclosure of contingent liabilities [line items]
Reduced VAT rate			0.18
State VAT Rate			0.28
ArcelorMittal Brasil S.A. | The 2028 Tax Year
Disclosure of contingent liabilities [line items]
Loss contingency, tax penalty sought				$ 16
Loss contingency, tax penalty sought, percentage of assessment				0.50
Other non-current liabilities, income taxes payable															$ 60
ArcelorMittal Brasil S.A. | Value added taxation
Disclosure of contingent liabilities [line items]
Damages sought												$ 75
Reduced VAT rate							0.18
State VAT Rate							0.28
ArcelorMittal Brasil S.A. | Other legal claims and contingencies
Disclosure of contingent liabilities [line items]
Damages sought									$ 55
Arbitration claim					$ 1,067
Exercise price, put option				$ 26	$ 179											R$ 144	R$ 5,825
ArcelorMittal Brasil S.A. | Other legal claims and contingencies | Forecast
Disclosure of contingent liabilities [line items]
Settlement amount													$ 546
Tax settlement payment period													3 years
ArcelorMittal Brasil S.A. | Other legal claims and contingencies | SINDIMETAL case
Disclosure of contingent liabilities [line items]
Number of employees impacted | employee												2,500
Loss contingency, potential recovery amount												$ 72
ArcelorMittal Las Truchas | Tax claims
Disclosure of contingent liabilities [line items]
Current tax liabilities	$ 75
Tauron Polska Energia S.A | Poland | Tameh Holding
Disclosure of contingent liabilities [line items]
Exercise price, put option		$ 165												zł 598
Proportion of ownership interest in joint venture		50.00%
ArcelorMittal Canada Inc
Disclosure of contingent liabilities [line items]
Number of environmental charges | charge	200